DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2022
DEFERRED REVENUE
Summary of deferred revenue balance

	At December 31	At December 31
(in thousands)	2022	2021
Deferred revenue-pre-sold toll milling:
CLJV Toll Milling-Ecora	$33,295	$36,508
	$33,295	$36,508
Deferred revenue-by balance sheet presentation:
Current	$4,915	$4,656
Non-current	28,380	31,852
	$33,295	$36,508

Summary of deferred revenue liability continuity

(in thousands)	2022	2021

Balance-January 1	$36,508	$36,617
Revenue earned during the period (note 22)	(5,987)	(3,207)
Accretion (note 21)	2,774	3,098
Balance-December 31	$33,295	$36,508